GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Jan. 02, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of patent		$ 34,225	$ 38,271
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of patent		38,271	$ 38,271
Optilan Liquidation [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of trade value	$ 356,260
Optilan Liquidation [Member] | Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying value of intangible assets		$ 0			$ 390,330
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset estimated useful life				25 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset estimated useful life				10 years